Note 17. Stock Options and Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

17. Stock Options and Stock-Based Compensation

The Company utilizes the modified prospective method of accounting for stock compensation, and accordingly recognized compensation cost for all share-based payments, which consist of stock options and restricted stock, granted after January 1, 2006. The compensation cost was calculated using fair market value of the Company’s stock on the grant date. Options granted are valued using the Black-Scholes valuation model.  Restricted stock grants, which were only granted by the Predecessor, were valued at the closing price on the grant date.  Stock compensation cost included in selling, general and administrative expense was $570 for the year ended December 31, 2011, $25 for the period from December 3, 2010 through December 31, 2010 and $1,213 for the period from January 1, 2010 through December 2, 2010.  For the year ended December 31, 2009, the Company recorded a net credit of $358 due to the reversals of prior performance-based accruals for failure to achieve the required performance targets.

As of December 31, 2011, total stock-based compensation cost related to nonvested awards not yet recognized was approximately $3,162 and the weighted average period over which this amount is expected to be recognized was approximately 2.6 years.

As part of the Acquisition on December 3, 2010, $10,551 of stock options and restricted stock vested as a result of the change in control. Such amount was included in equity of the Predecessor in conjunction with the Acquisition, also referred to as black line Acquisition Accounting.

Stock Options and Restricted Stock

Prior to the Acquisition, the Company had various equity-based compensation programs to provide long-term performance incentives for its global workforce.  Those incentives consisted of stock options and time-and performance-based restricted stock awards, which were granted under the Amended and Restated 2004 Stock Incentive Plan (the “Stock Incentive Plan”).  Additionally, the Company awarded stock options to its outside directors under the 2004 Non-Employee Directors Stock Option Plan.

During the periods presented for the Predecessor, stock options were granted to eligible employees under the Stock Incentive Plan with exercise prices equal to the fair market value of the Company’s stock on the grant date.  For the years presented, management estimated the fair value of each annual stock option award on the date of grant using the Black-Scholes stock option valuation model.  Composite assumptions are presented in the following table. Weighted-average values are disclosed for certain inputs which incorporate a range of assumptions. Expected volatilities are based principally on historical volatility of the Company’s stock and correspond to the expected term. The Company generally uses historical data to estimate option exercise and employee termination within the valuation model. The expected term of options granted represents the period of time that options granted are expected to be outstanding; the weighted-average expected term for all employee groups is presented in the following table.  In calculating the expected term, the Company uses a simplified method for a portion of the grant of options in which the strike price is equal to the stock price.  For grants of options with the strike price above the stock price, the Company used the expected life of the option as the expected term.  The risk-free rate for periods within the contractual life of the options is based on the U.S. Treasury yield curve in effect at the time of grant. Stock option expense is recognized in the Consolidated Statements of Operations ratably over the applicable vesting period based on the number of options that are expected to ultimately vest.

Effective on December 3, 2010, Technologies adopted the Thermadyne Technologies Holdings, Inc. 2010 Equity Incentive Plan (the “2010 Equity Plan”) to provide officers, directors and employees of Technologies and its subsidiaries and affiliates, including the Company, with appropriate incentives and rewards through a proprietary interest in the long-term success of Technologies.  Effective with the closing of the Acquisition in December 2010, Technologies granted options to purchase an aggregate of 493,797 shares of common stock of Technologies, or 12.3% of its outstanding common stock on a fully diluted basis, to certain of the Company’s officers and management under the 2010 Equity Plan.  This plan permits the distribution of up to 619,959 authorized shares of the Technologies’ common stock.  Options become exercisable ratably over a five year period and expire ten years after the grant date.

The weighted-average assumptions under the Black-Scholes option-pricing model for stock options granted are as follows:

	Successor		Predecessor
		December 3, 2010	January 1, 2010
	Year Ended	through	through	Year Ended
	December 31, 2011	December 31, 2010	December 2, 2010	December 31, 2009
Weighted-average fair value	$ 6.99	$ 3.53	$ 4.58	$ 1.75
assumptions used:
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected volatility	0.00%	0.00%	59.86%	57.48%
Risk-free interest rate	0.94%	1.64%	3.09%	2.81%
Expected life	5.0 years	5.0 years	6.5 years	6.5 years

 A summary of option activity for the year ended December 31, 2011 is presented in the following table:

			Weighted-
		Weighted-	Average
	Number of	Average	Remaining	Aggregate
	Stock	Exercise	Contractual	Intrinsic
Successor Company - 2010 Equity Plan	Options	Price	Term	Value
Stock options outstanding, January 1, 2011	493,797
Granted	157,401
Exercised	-
Forfeited	(134,841)
Stock options outstanding, December 31, 2011	516,357	$ 26.33	9.2 years	$ 13,596
Stock options exercisable at December 31, 2011	72,845	$ 25.00	9.0 years	$ 1,821

As of December 31, 2011, there were 72,845 options vested under the 2010 Equity Plan.  There were no exercises of options during the year end December 31, 2011.  There were no options vested or exercised under the 2010 Equity Plan during the period from December 3, 2010 through December 31, 2010.  The total intrinsic value of options exercised under the plans of the Predecessor during the period from January 1, 2010 through December 2, 2010 was $8,634.  During the year ended December 31, 2009 the intrinsic value of options exercised was approximately $0.

Following is a summary of stock options outstanding as of December 31, 2011:

		Weighted-
		Average
	Number of	Remaining
	Stock	Contractual	Shares
	Options	Term	Exercisable
Options outstanding:
Exercise Price at $10.00	226,560	9.1 years	36,423
Exercise Price at $30.00	113,281	9.1 years	18,211
Exercise Price at $31.10	47,427	9.9 years	-
Exercise Price at $50.00	129,089	9.2 years	18,211
	516,357		72,845